Investment Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Investment	Dec. 31, 2011	Dec. 31, 2010
Investment Securities (Textual) [Abstract]
Investment securities in continuous unrealized loss position, positions temporarily impaired	21
Proceeds from sales of securities available-for-sale	$ 35,972,158	$ 24,092,900	$ 17,588,511
Available-for-sale securities, gross realized gains	1,091,018	747,015	566,815
Available-for-sale securities, gross realized losses	315	16,118	1,541
Assets pledged to secure United States Government and other public funds and for other purposes	$ 65,418,000	$ 53,581,000
Sustained decline in market value considered Impairment, period	12 months